BUSINESS COMBINATIONS - Acquisition of PointSource (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2020 USD ($)	Feb. 28, 2019 USD ($)	Jun. 01, 2017 USD ($) employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]	$ 69,060		$ 97,300	$ 4,137
Cash transferred	[1]	84,643	[2]	103,978	4,328
Other financial liabilities		19,822		8,937
Contingent consideration
Disclosure of detailed information about business combination [line items]
(Loss) gain on remeasurement of contingent consideration		(2,431)		(85)	6,700
Other financial liabilities		19,729		8,937
PointSource
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Number of employees | employee								97
Total consideration paid net of cash and cash equivalents acquired								$ 28,629
(Loss) gain on remeasurement of contingent consideration					5,506
Cash transferred						$ 1,088	$ 750
PointSource | Contingent consideration
Disclosure of detailed information about business combination [line items]
(Loss) gain on remeasurement of contingent consideration		0		(16)	$ 5,506
Other financial liabilities		$ 0		$ 1,086

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)
[2]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.